Operating Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating leases (as lessee)
Operating leases instalments recognized as an expense	€ 80,136	€ 74,945	€ 70,496
Future minimum payments on non-cancellable operating leases	262,343	350,931	305,914
Operating leases (as lessor)
Operating leases (as lessor)	0	0	0
Not later than one year
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	46,541	56,869	77,951
Between 1 and 5 years
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	156,897	181,076	126,644
More than 5 years
Operating leases (as lessee)
Future minimum payments on non-cancellable operating leases	€ 58,905	€ 112,986	€ 101,319